LESSEE ACCOUNTING (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($) Lease	Mar. 31, 2022 USD ($)
Lessee, Operating Lease [Abstract]
Right-of-use assets	$ 14,600	$ 6,900
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, equipment, and other assets	Property, equipment, and other assets
Current lease liabilities	$ 2,700	$ 3,600
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities	Other current liabilities
Long-term lease liabilities	$ 12,000	$ 3,300
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Rent expense	$ 5,200	$ 5,300
Operating Lease Not yet Commenced [Abstract]
Number of leases committed | Lease	1
Amount of leases committed	$ 300
Lease Term and Discount Rate [Abstract]
Weighted average remaining lease term (months)	81 months	29 months
Weighted average discount rate	4.80%	3.20%
Future Lease Payments under Operating Leases [Abstract]
Year ending March 31, 2024	$ 2,796
2025	3,861
2026	1,884
2027	1,640
2028 and thereafter	7,775
Total lease payments	17,956
Less: interest	(3,191)
Present value of lease liabilities	$ 14,765
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other Liabilities, Current	Other Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Office Building [Member] | Maximum [Member]
Lessee, Operating Lease [Abstract]
Operating lease term	6 years
Warehouse [Member] | Maximum [Member]
Lessee, Operating Lease [Abstract]
Operating lease term	10 years